Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net (loss) income	$ (11,525,102)	$ (27,114,293)	$ 4,920,167
Adjustments to reconcile net (loss) income to net cash used in operating activities
Amortization and depreciation	1,207,510	1,192,578	1,334,661
Share-based compensation	1,646,999	1,682,460	1,478,565
Loss (gain) on investments in marketable securities, net	134,134	8,031,595	(25,241,556)
Gain on non-marketable investments	(5,588,051)
Loss on investments in derivatives, net		4,289	199,031
Gain on derecognition of non-financial assets		(75,000)
Loss on disposal of an intangible asset	205,189
Loss on disposal of subsidiaries		3,638
Gain on use of digital currencies		(4,918)
Settlement of service fee by tokens and digital currencies		90,457	24,000
Operating lease cost	349,031	425,280	483,398
Loss on disposal of property, plant and equipment		392	50,197
Impairment loss of property, plant and equipment			330,445
Impairment loss of intangible assets			200,000
Interest income	(235,560)	(41,246)	(825)
Interest expense and accretion of convertible debts	87,537	130,397	237,163
Accretion of finance lease obligation	1,435	4,450	7,290
Changes in operating assets and liabilities
Accounts receivable	(95,704)	(16,501)	(21,678)
Inventories	8,053	3,358	(4,948)
Other receivables and prepayments	(105,584)	695,308	(358,365)
Long-term deposits	19,328		20
Due from brokers	75,728	83,957	156,668
Amounts due from related parties	(46,349)	112,635	50,962
Amounts due to related parties	(6,805)	(264,934)	(120,560)
Accounts payable and accrued expenses	1,918,751	855,272	800,960
Operating lease liabilities	(369,505)	(450,807)	(457,508)
Net cash used in operating activities	(12,318,965)	(14,651,633)	(15,931,913)
Cash flows from investing activities
Purchases of intangible assets		(6,026)
Purchases of property, plant and equipment	(186,916)	(131,750)	(161,314)
Proceeds from disposal of property, plant and equipment			1,051,282
Disposal of subsidiaries, net of cash disposed		(113,830)
Proceeds from sales of investment securities		20,116,734	952,196
Loan to a related party	(330,341)	(3,358,089)
Repayment of loan from a related party	2,962,153
Net cash provided by investing activities	2,444,896	16,507,039	1,842,164
Cash flows from financing activities
Loan from related parties	500,000	3,500,000	1,000,000
Repayment of loan due to related parties		(5,489,665)	(5,306,558)
Proceeds from issuance of subsidiaries shares	5,360
Proceeds from issuance of Class A Ordinary Shares and warrants		4,000,000	17,497,426
Payments of offering costs			(715,091)
Exercise of share options	169,460	694,224
Exercise of warrants		130,012
Loan from a bank	3,000,000
Proceeds from issuance of convertible notes	3,000,000
Payment of finance lease obligations	(49,358)	(53,846)	(53,845)
Net cash provided by financing activities	6,625,462	2,780,725	12,421,932
Net (decrease) increase in cash and restricted cash	(3,248,607)	4,636,131	(1,667,817)
Cash and restricted cash – Beginning of year	8,261,487	3,625,356	5,293,173
Cash and restricted cash – End of year	5,012,880	8,261,487	3,625,356
Supplemental disclosures of cash flow information
Interest paid	64,744	273,155	131,554
Income taxes paid
Proceeds in broker accounts		20,116,734	952,196
Non-cash operating, investing and financing activities
Right-of-use assets obtained in exchange for new operating lease liabilities	549,596		1,107,206
Settlement of service fee by tokens and digital currencies		90,457	24,000
Deemed dividend related to warrants down round provision			755,514
Reconciliation of cash and restricted cash
Cash	1,882,545	8,131,217	3,495,231
Restricted cash	3,130,335	130,270	130,125
Total cash and restricted cash shown in the consolidated statements of cash flows	$ 5,012,880	$ 8,261,487	$ 3,625,356